Consolidated statements of comprehensive income (loss) - USD ($) shares in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 196,148,000	$ 244,993,000	$ 284,415,000	$ 348,096,000	$ 438,678,000	$ 468,822,000	$ 428,279,000	$ 403,938,000	$ 1,073,652,000	$ 1,739,717,000	$ 1,524,811,000
Cost of sales	193,242,000	179,231,000	199,532,000	238,970,000	297,195,000	316,784,000	290,286,000	276,000,000	810,975,000	1,180,265,000	1,049,586,000
Gross profit	2,906,000	65,762,000	84,883,000	109,126,000	141,483,000	152,038,000	137,993,000	127,938,000	262,677,000	559,452,000	475,225,000
Operating expenses
Selling, general and administrative expenses									264,906,000	312,821,000	269,669,000
Goodwill and Intangible asset impairment	125,092								125,092,000	0	0
Transaction expenses									480,000	2,326,000	2,700,000
Loss on sale of assets									746,000	1,431,000	614,000
Total operating expenses	194,035,000	57,439,000	66,285,000	73,465,000	83,845,000	82,747,000	78,129,000	71,857,000	391,224,000	316,578,000	272,983,000
Earnings from equity investment	2,543,000	3,870,000	3,840,000	4,571,000	7,167,000	6,749,000	5,940,000	5,308,000	14,824,000	25,164,000	7,312,000
Operating income (loss)	(188,586,000)	12,193,000	22,438,000	40,232,000	64,805,000	76,040,000	65,804,000	61,389,000	(113,723,000)	268,038,000	209,554,000
Other expense (income)
Interest expense									29,945,000	29,847,000	18,370,000
Foreign exchange (gains) losses and other, net									(9,345,000)	(4,331,000)	2,953,000
Deferred loan costs written off									0	0	2,149,000
Total other expense	3,424,000	4,543,000	11,662,000	971,000	2,958,000	2,477,000	10,854,000	9,227,000	20,600,000	25,516,000	23,472,000
Income (loss) before income taxes	(192,010,000)	7,650,000	10,776,000	39,261,000	61,847,000	73,563,000	54,950,000	52,162,000	(134,323,000)	242,522,000	186,082,000
Provision for income tax expense (benefit)	(28,387,000)	932,000	1,911,000	10,605,000	15,750,000	21,332,000	15,407,000	15,656,000	(14,939,000)	68,145,000	56,478,000
Net income (loss)	(163,623,000)	6,718,000	8,865,000	28,656,000	46,097,000	52,231,000	39,543,000	36,506,000	(119,384,000)	174,377,000	129,604,000
Less: Income (loss) attributable to noncontrolling interest	(4,000)	(2,000)	(9,000)	(16,000)	10,000	5,000	21,000	(24,000)	(31,000)	12,000	65,000
Net income (loss) attributable to common stockholders	$ (163,619,000)	$ 6,720,000	$ 8,874,000	$ 28,672,000	$ 46,087,000	$ 52,226,000	$ 39,522,000	$ 36,530,000	$ (119,353,000)	$ 174,365,000	$ 129,539,000
Weighted average shares outstanding
Basic (in shares)	90,175	90,058	89,767	89,482	92,376	93,331	92,649	92,129	89,908	92,628	90,697
Diluted (in shares)	90,175	91,687	91,884	91,469	94,666	96,198	95,695	95,191	89,908	95,308	94,604
Earnings (losses) per share
Basic (in dollars per share)	$ (1.81)	$ 0.07	$ 0.10	$ 0.32	$ 0.50	$ 0.56	$ 0.43	$ 0.40	$ (1.33)	$ 1.88	$ 1.43
Diluted (in dollars per share)	$ (1.81)	$ 0.07	$ 0.10	$ 0.31	$ 0.49	$ 0.54	$ 0.41	$ 0.38	$ (1.33)	$ 1.83	$ 1.37
Other comprehensive income (loss), net of tax:
Net income (loss)	$ (163,623,000)	$ 6,718,000	$ 8,865,000	$ 28,656,000	$ 46,097,000	$ 52,231,000	$ 39,543,000	$ 36,506,000	$ (119,384,000)	$ 174,377,000	$ 129,604,000
Change in foreign currency translation, net of tax of $0									(45,270,000)	(43,694,000)	7,525,000
Gain (loss) on pension liability									46,000	(1,110,000)	223,000
Comprehensive income (loss)									(164,608,000)	129,573,000	137,352,000
Less: comprehensive loss attributable to noncontrolling interests									168,000	46,000	72,000
Comprehensive income (loss) attributable to common stockholders									$ (164,440,000)	$ 129,619,000	$ 137,424,000